Dreyfus
MidCap Index
Fund
Semi-Annual
Report


April 30, 1997

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Investments                              April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS--98.9%              Value
 --------                                -------------
             Basic Industries--7.1%
   17,700    Airgas.....................  $    263,287
   14,800    Albemarle..................       260,850
    7,204    Betz Laboratories..........       461,056
   10,810    Bowater....................       467,532
   18,600    Cabot......................       409,200
   10,589    Calgon Carbon..............       129,715
    6,033    CalMat.....................       107,839
    6,091    Chesapeake.................       207,855
   30,916    Clayton Homes..............       432,824
   11,621    Consolidated Papers........       624,628
   12,200    Cytec Industries...........       459,025
    6,243    Dexter.....................       186,509
    6,415    Durco International........       159,573
   30,900    Ethyl......................       281,962
    6,853    Ferro......................       213,299
    3,642    Fuller (H.B.)..............       195,302
    8,751    GenCorp....................       164,081
    9,179    Georgia Gulf...............       222,590
   11,100    Glatfelter (P.H.)..........       173,437
    4,750    Granite Construction.......        92,328
   13,602    Hanna (M.A.)...............       283,941
   24,022    IMC Global.................       885,811
    6,721 (a)Jacobs Engineering Group...       171,385
   11,746    Lawter International.......       124,801
   13,536    Longview Fibre.............       218,268
   15,688    Lubrizol...................       513,782
   20,838    Lyondell Petrochemical.....       421,969
    5,900    Minerals Technologies......       207,237
    2,017    NCH........................       127,071
   13,040    Olin.......................       536,270
    7,700    Rayonier...................       310,887
   20,211    RPM........................       338,534
    9,825    Schulman (A.)..............       186,675
   11,112 (a)Sealed Air.................       513,930
   23,730    Sonoco Products............       637,743
    5,641    Southdown..................       203,781
   17,700    Unisource Worldwide........       261,075
    9,100    Vulcan Materials...........       594,912
    9,613    Wausau Paper Mills.........       168,227
    8,761    Wellman....................       137,985
   14,816    Witco......................       553,748
                                         -------------
                                            12,910,924
                                         -------------
             Capital Goods--24.9%
   14,800    ACNielsen..................       222,000
   33,812    ADC Telecommunications.....       883,338
    8,522    AMETEK.....................       190,679
   15,082 (a)AST Research...............        77,766
   18,909    Adobe Systems..............       739,814
    7,961    Albany International, Cl. A       160,215
   22,904    Altera.....................     1,135,179

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Capital Goods (continued)
   24,500 (a)America Online.............  $  1,105,562
   24,400 (a)American Power Conversion..       469,700
   20,300    American Water Works.......       431,375
   40,426 (a)Analog Devices.............     1,081,395
   13,331 (a)Arrow Electronics..........       741,536
   25,600 (a)Atmel......................       636,800
   11,304    Avnet......................       688,131
   26,220 (a)BMC Software...............     1,134,015
   21,605 (a)Cadence Design System......       691,360
   12,151    Carter-Wallace.............       161,000
   12,410    Cintas.....................       679,447
   16,828 (a)Cirrus Logic...............       154,607
   13,159    Comdisco...................       417,798
   22,200 (a)Compuware..................       838,050
   19,076    Crompton & Knowles.........       414,903
   22,718 (a)Cypress Semiconductor......       315,212
   15,202    Danaher....................       685,990
   17,901    Diebold....................       599,683
    6,704    Donaldson..................       229,612
   13,900 (a)Electronic Arts............       335,337
   39,610    Equifax....................     1,138,787
    5,684 (a)Exabyte....................        76,734
   11,813    Federal Signal.............       287,941
   11,800 (a)Fiserv.....................       445,450
   11,200    GTECH Holdings.............       344,400
    5,594    Goulds Pumps...............       204,181
   12,946    Harsco.....................       477,383
    9,130 (a)HealthCare COMPARE.........       396,013
   17,180    Hubbell....................       747,330
    7,209    Information Resources......        95,519
   38,900 (a)Informix...................       284,456
    9,084    Intelligent Electronics....        27,252
   20,400 (a)Intergrated Device Technology     239,700
    4,344    Kaydon.....................       192,222
    9,885    Kelly Services, Cl. A......       249,596
    7,000    Kennametal.................       252,000
    9,279    Keystone International.....       183,260
    2,993    Lawson Products............        67,716
   19,540    Linear Technology..........       981,885
   12,100 (a)Litton Industries..........       512,737
    6,426 (a)MagneTek...................       107,635
   21,400    Manpower...................       858,675
   17,307    Mark IV Industries.........       402,387
   15,700 (a)Maxim Integrated Products..       830,137
   18,700 (a)Medaphis...................        97,006
   16,809 (a)Mentor Graphics............       118,713
    7,820    Modine Manufacturing.......       209,185
   32,891    Molex......................     1,019,621
   26,400    NCR........................       765,600
    4,668    Nordson....................       233,400
   13,000    Ogden......................       273,000

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Capital Goods (continued)
   20,450    Olsten.....................  $    360,431
   20,798    Omnicom Group..............     1,102,294
   18,668    Paychex....................       873,895
    9,740    Pentair....................       290,982
   10,800    Pittston Brinks Group......       342,900
    4,777 (a)Policy Management Systems..       207,799
    6,123    Precision Castparts........       327,580
   17,153 (a)Quantum....................       715,065
   21,152    Reynolds & Reynolds, Cl. A.       438,904
   15,000    Robert Half International..       588,750
    6,349 (a)Rohr.......................        99,203
    9,305 (a)Rollins....................       179,121
   19,221    Sensormatic Electronics....       288,315
    2,536 (a)Sequa, Cl. A...............       120,460
    8,782 (a)Sequent Computer Systems...       139,414
   14,700 (a)Solectron..................       843,412
   14,418    Sotheby's Holdings, Cl. A..       228,885
   21,211 (a)Sterling Commerce..........       548,834
    8,626    Stewart & Stevenson Services      207,024
   15,913 (a)Storage Technology.........       558,944
    6,494 (a)Stratus Computer...........       252,454
    8,466 (a)Structural Dynamics Research      179,902
   15,826    Sundstrand.................       771,517
   10,800    SunGuard Data Systems......       479,250
   14,276 (a)Symantec...................       205,217
   10,074 (a)Symbol Technologies........       326,145
    5,700    Tecumseh Products, Cl. A...       307,800
    4,600    Teleflex...................       265,650
   21,744 (a)Teradyne...................       712,116
    4,771    Thiokol....................       311,307
   11,151    Trinity Industries.........       292,713
   23,000    U.S. Robotics..............     1,164,375
   38,100    USA Waste Service..........     1,247,783
    8,138    Varian Associates..........       391,641
    6,603 (a)VeriFone...................       335,102
   24,700    Viad.......................       376,675
   15,950 (a)Vishay Intertechnology.....       384,793
    7,282    Watts Industries, Cl. A....       185,691
   18,866 (a)Xilinx.....................       924,434
   11,350    York International.........       509,331
                                         -------------
                                            45,426,533
                                         -------------
             Consumer Cyclical--13.2%
    6,600 (a)Ann Taylor Stores..........       160,050
    6,568    Arvin Industries...........       170,768
    8,086    Banta......................       204,171
   17,800 (a)Bed Bath & Beyond..........       487,275
   16,532    Belo (A.H.), Cl. A.........       595,152
   11,300 (a)Best Buy...................       152,550
   11,044    Bob Evans Farms............       146,333
   20,071 (a)Brinker International......       233,325

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Consumer Cyclical (continued)
   11,700 (a)Buffets....................  $     89,212
   16,300 (a)Burlington Industries......       167,075
   18,900    Callaway Golf..............       564,637
    7,832    Carlisle Cos...............       220,275
    8,094 (a)Chris-Craft Industries.....       328,818
   25,673 (a)Circus Circus Enterprises..       619,361
   12,452    Claire's Stores............       238,144
   12,636    Comsat.....................       262,197
   17,375    Consolidated Stores........       695,000
   15,825    Cracker Barrel Country Store      423,318
   23,590    Dollar General.............       746,033
    7,112    Duty Free International....       100,457
   14,790    Family Dollar Stores.......       386,388
    9,900    Fastenal...................       386,100
    9,117    Federal-Mogul..............       251,857
   12,100    Fingerhut..................       179,987
    4,224    Gibson Greetings...........        86,592
    6,597    Golden Books Family
               Entertainment............        54,425
    7,861    HON Industries.............       332,127
    5,619    Hancock Fabrics............        67,428
   11,000    Hannaford Brothers.........       350,625
   19,712    Harley-Davidson............       778,624
   13,970    Heilig-Meyers..............       209,550
    3,803    Houghton Mifflin...........       213,443
   32,776    International Game Technology     520,319
    5,783 (a)International Dairy Queen,
               Cl. A....................       122,888
   13,600 (a)Jones Apparel Group........       567,800
   19,300 (a)Kohl's.....................       943,287
    8,648 (a)Lands' End.................       231,334
   12,300    Lee Enterprises............       302,887
   23,396    Leggett & Platt............       813,011
   10,600 (a)Lone Star Steakhouse/Saloon       209,350
    6,545 (a)Macfrugals Bargains Closeouts     191,441
    6,900    Media General, Cl. A.......       203,550
    6,800    Meyer (Fred)...............       279,650
    8,900 (a)Micro Warehouse............       153,525
   12,530    Miller (Herman)............       405,658
   47,850 (a)Mirage Resorts.............       962,981
    1,904    National Presto Industries.        69,496
    9,300 (a)Nine West Group............       368,512
    5,388    OEA........................       193,294
   40,968    Office Depot...............       573,552
   32,200 (a)OfficeMax..................       398,475
   12,500    Outback Steakhouse.........       245,312
   10,500    Payless ShoeSource.........       446,250
   13,442    Promus Hotel...............       473,830
   12,100    Ruddick....................       181,500
    5,300    Sbarro.....................       149,725
    4,100 (a)Scholastic.................       102,500
   26,044 (a)Service Merchandise........        68,365

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Consumer Cyclical (continued)
   35,532    Shaw Industries............  $    430,825
    7,507    Standard Register..........       246,792
   41,693 (a)Staples....................       750,474
    7,500    Superior Industries International 178,125
    6,448    TCA Cable TV...............       206,336
    9,338    Tiffany & Co...............       370,018
   16,937    Unifi......................       525,047
   21,800 (a)Viking Office Products.....       297,025
    8,507 (a)Waban......................       227,562
   11,314    Wallace Computer Services..       302,649
   13,600    Warnaco Group, Cl. A.......       387,600
    2,869    Washington Post, Cl. B.....     1,030,688
                                         -------------
                                            24,032,930
                                         -------------
             Consumer Staples--6.2%
    2,915    CPI........................        47,004
    5,088    Church & Dwight............       129,744
   32,636    Coca-Cola Enterprises......     1,970,498
   10,777    Dean Foods.................       397,401
   24,700    Dial.......................       382,850
   15,643    Dole Food..................       637,452
    3,514    Dreyers Grand Ice Cream....       110,196
   11,216    First Brands...............       284,606
   15,217    Flowers Industries.........       370,914
   20,300    Hormel Foods...............       497,350
   24,700    IBP........................       586,625
   10,900    Imation....................       257,512
    9,700    Interstate Bakeries........       503,187
    4,677    International Multifoods...       116,340
    7,733    Lancaster Colony...........       318,019
    7,845    Lance......................       142,190
   21,136    McCormick & Co.............       499,338
   11,900    McKesson...................       861,262
   17,900 (a)Revco D.S..................       778,650
    6,881    Savannah Food & Industries.        98,054
    7,620    Smucker (J.M.), Cl. A......       133,350
    4,778    Stanhome...................       144,534
    9,591    Tambrands..................       450,777
   56,766    Tyson Foods, Cl. A.........     1,135,320
    9,166    Universal..................       256,648
    6,664    Universal Foods............       234,906
                                         -------------
                                            11,344,727
                                         -------------
             Energy--8.7%
   14,462    AGL Resources..............       278,393
   15,481    Anadarko Petroleum.........       849,519
   23,436    Apache.....................       796,824
    9,885 (a)BJ Services................       465,830
   12,994    Brooklyn Union Gas.........       355,710
   18,500 (a)ENSCO International........       878,750
   15,000    El Paso Natural Gas........       871,875

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Energy (continued)
   43,800 (a)Global Marine..............  $    881,475
    5,894    Indiana Energy.............       142,929
   15,060    MAPCO......................       446,152
   17,480    MCN........................       500,365
   11,682    Murphy Oil.................       508,167
   24,600 (a)Nabors Industries..........       461,250
    9,837    National Fuel Gas..........       409,465
   14,677    Noble Affiliates...........       524,702
   35,000    Noble Drilling.............       608,125
    9,300    Parker & Parsley Petroleum.       306,900
   19,537    Parker Drilling............       151,411
    9,386    Quaker State...............       140,790
   10,648    Questar....................       404,624
   25,682    Ranger Oil.................       256,820
   16,420 (a)Seagull Energy.............       281,192
   10,410 (a)Smith International........       493,173
   16,205    Tidewater..................       650,225
   34,269    Tosco......................     1,015,219
   13,400    Transocean Offshore........       812,375
   19,400    Ultramar Diamond Shamrock..       623,225
   13,500    UtiliCorp United...........       351,000
   11,476    Valero Energy..............       403,094
    8,165 (a)Varco International........       187,795
   11,360    Washington Gas Light.......       261,280
   13,641 (a)Weatherford International..       433,101
                                         -------------
                                            15,751,755
                                         -------------
             Health Care--7.4%
    7,195 (a)Acuson.....................       174,478
    3,734 (a)Advanced Technology Labratories   123,688
   14,000    Allegiance.................       309,750
   13,300 (a)Apria Healthcare Group.....       224,437
    7,412    Beckman Instruments........       311,304
   10,431    Bergen Brunswig, Cl. A.....       355,957
   18,652 (a)Biogen.....................       596,864
   28,042    Cardinal Health............     1,493,236
   17,897 (a)Centocor...................       503,353
   44,280 (a)Chiron.....................       830,250
   14,700    Covance....................       216,825
    6,900    DENTSPLY International.....       341,550
    4,219 (a)Datascope..................        75,942
    3,571    Diagnostic Products........       102,219
   10,900 (a)Forest Laboratories, Cl. A.       371,962
   18,758 (a)Genzyme....................       433,778
   12,000 (a)Healthcare & Retirement....       379,500
   16,600 (a)Healthsource...............       348,600
   13,615 (a)Horizon/CMS Healthcare.....       216,138
   31,450    IVAX.......................       237,840

   32,032 (a)Laboratory Corp. of
               America Holdings.........       100,100
   31,798    Mylan Laboratories.........       381,576

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Health Care (continued)
   16,330 (a)Nellcor Puritan Bennett....  $    277,610
   16,248 (a)NovaCare...................       184,821
   19,700    Oxford Health Plans........     1,297,737
   10,636 (a)PacifiCare Health Systems,
               Ser. B...................       853,539
   19,900 (a)Perrigo....................       233,825
    6,100 (a)Scherer (R.P.).............       280,600
   25,250    Stryker....................       830,093
      502    Talbert Medical Management
               (rights).................         8,785
   14,138 (a)Value Health...............       284,527
   18,400 (a)Vencor.....................       765,900
   11,300 (a)Watson Pharmaceutical......       403,975
                                         -------------
                                            13,550,759
                                         -------------
             Interest Sensitive--17.7%
   36,434    AFLAC......................     1,566,662
   13,000    AMBAC......................       841,750
   15,859    American Financial.........       553,082
   31,726    Bear Stearns Cos...........       967,643
   15,588    Central Fidelity Banks.....       432,567
   11,457    City National..............       262,078
   28,890    Crestar Financial..........     1,068,930
    7,954    Dauphin Deposit............       338,045
   16,583    Edwards (A.G.).............       580,405
   15,710    First of America Bank......     1,044,715
   19,659    First Security.............       700,351
   17,572    First Tennessee National...       762,185
    8,506    First Virginia Banks.......       440,185
   39,200    Firstar....................     1,151,500
   33,320    Foundation Health..........       899,640
   32,912    Franklin Resources.........     1,945,922
    5,296    Hartford Steam Boiler
               Inspection & Insurance...       254,870
   31,800    Hibernia, Cl. A............       409,425
   23,891    Marshall & Ilsley..........       916,817
   20,031    Mercantile Bancorporation..     1,161,798
   12,434    Mercantile Bankshares......       456,949
   29,448    Northern Trust.............     1,310,436
    9,100    PMI Group..................       465,237
   10,685    Pacific Century Financial..       456,783
   24,400    Paine Webber Group.........       829,600
   14,900    Price T Rowe...............       689,125
   18,587    Progressive................     1,414,935
   17,364    Provident Cos..............       970,213
   16,314    Regions Financial..........       925,819
   45,748    Schwab (Chas)..............     1,675,520
   24,995    SouthTrust.................       934,188
   20,942    State Street...............     1,649,182
   25,442    Summit Bancorp.............     1,183,053
   31,100    SunAmerica.................     1,430,600

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Interest Sensitive (continued)
    6,025    Transatlantic Holdings.....  $    498,568
   17,000    Union Planters.............       758,625
    9,100    Wilmington Trust...........       391,300
                                         -------------
                                            32,338,703
                                         -------------
             Mining And Metals--.7%
   14,200 (a)Alumax.....................       518,300
    4,129    Brush Wellman..............        78,451
    5,044    Carpenter Technology.......       204,912
    3,068    Cleveland-Cliffs...........       130,006
    3,828    Lukens.....................        73,210
    2,300 (a)MAXXAM.....................        98,900
    6,668    Oregon Steel Mills.........       110,022
                                         -------------
                                             1,213,801
                                         -------------
             Transportation--1.7%
    6,712    APL, Ltd...................       197,165
    8,080    ASA Holdings...............       171,700
    5,469    Airborne Freight...........       192,098
    3,787    Alaska Air Group...........        94,201
   11,857    Alexander & Baldwin........       314,210
    7,000    Arnold Industries..........       103,250
   11,400    CNF Transportation.........       339,150
    5,273    GATX.......................       288,696
   16,011    Illinois Central, Ser. A...       532,365
    9,900    Hunt (J.B.) Transport......       137,362
    9,796    Kansas City Southern Industries   504,494
    8,800    Newport News Shipbuilding..       132,000
    9,470    Overseas Shipholding Group.       168,092
                                         -------------
                                             3,174,783
                                         -------------
             Utilities--11.3%
   20,096 (a)AES........................     1,311,264
    9,568    Aliant Communications......       149,500
   31,622    Allegheny Power Systen.....       830,077
   13,754    Atlantic Energy............       221,783
    3,795    Black Hills................       106,734
   24,145    CMS Energy.................       766,603
   16,600 (a)Calenergy..................       649,475
    5,820    Central Lousiana Electric..       149,137
    8,515    Central Maine Power........        94,729
   15,558    Century Telephone Enterprises     464,795
   15,834    Delmarva Power & Light.....       277,095
   25,316    Florida Progress...........       778,467
    7,929    Hawaiian Electric Industries      265,621
   11,651    IPALCO Enterprises.........       355,355
    9,783    Idaho Power................       286,152
   19,776    Illinova...................       444,960
   16,180    Kansas City Power & Light..       457,085
   17,314    LG&E Energy................       417,700

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                  April 30, 1997 (Unaudited)

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Utilities (continued)
   26,333    MidAmerican Energy Holdings  $    441,077
    8,337    Minnesota Power & Light....       232,393
   14,215    Montana Power..............       314,506
   65,100 (a)NEXTEL Communications, Cl. A      858,506
   17,348    NIPSCO Industries..........       685,246
   12,511    Nevada Power...............       250,220
   16,916    New England Electric System       577,258
   18,688    New York State Electric & Gas     392,448
   33,360    Northeast Utilities........       275,220
   13,280    Octel Communications.......       215,800
   10,573    OGE Energy.................       438,779
   22,836    Pinnacle West Capital......       650,826
   13,357    Portland General...........       487,530
   30,883    Potomac Electric Power.....       694,867
   16,781    Public Service Company of
               Colorado.................       650,263
   10,894    Public Service of New Mexico      181,112
   21,590    Puget Sound Power & Light..       528,955
   27,364    SCANA......................       660,156
   17,083    Southern New England
               Telecommunications.......       623,529
   10,682    Southwestern Public Service       391,228
   32,200    360 Communications.........       559,475
   30,618    TECO Energy................       731,004
   15,900    Telephone & Data Systems...       588,300
   10,757 (a)Vanguard Cellular Systems..       106,225

  Shares     COMMON STOCKS (continued)        Value
 --------                                -------------
             Utilities (continued)
      8,079  WPL Holdings...............  $    219,142
     28,887  Wisconsin Energy...........       722,175
                                         -------------
                                            20,502,772
                                         -------------
             TOTAL COMMON STOCKS
               (cost $ 144,676,251).....  $180,247,687
                                         =============

  Principal  SHORT-TERM
   Amount      INVESTMENTS--1.1%
-----------
             U.S. Government Agency--1.0%
 $1,910,000  Federal Home Loan Mortgage,
               5.28%, 5/1/1997..........  $  1,910,000
                                         -------------
             U.S. Treasury Bills--.1%
    203,000(b)  5.13%, 7/3/1997.........       201,252
                                         -------------

             TOTAL SHORT-TERM
               INVESTMENTS
               (cost $2,111,178)........  $  2,111,252
                                         =============

TOTAL INVESTMENTS
  (cost $146,787,429)............ 100.0%  $182,358,939
                                 ======= =============
LIABILITIES, LESS CASH
  AND RECEIVABLES................    --   $    (77,108)
                                 ======= =============
NET ASSETS....................... 100.0%  $182,281,831
                                 ======= =============

[FN]
Notes to Statement of Investments:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) Partially held by custodian in segregated account for open financial futures positions.

Statement of Financial Futures                        April 30, 1997 (Unaudited)


Financial Futures Purchased:
--------------------------------------------------------------------------------
                                                                   Market Value                      Unrealized
                                                     Number of        Covered                      (Depreciation)
Issuer                                               Contracts     by Contracts      Expiration      at 4/30/97
------                                               ----------    ------------     ------------    ------------
Standard & Poor's MidCap 400.....................       18          $2,316,150        June '97        ($85,275)
                                                                                                      ========



                       See notes to financial statements.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                   April 30, 1997 (Unaudited)


                                                                                                   Cost            Value
                                                                                               -------------    -------------
ASSETS:                       Investments in securities--See Statement of Investments           $146,787,429     $182,358,939
                              Cash.............................................                                        43,160
                              Receivable for investment securities sold........                                       439,820
                              Dividends and interest receivable................                                       152,721
                              Prepaid expenses.................................                                        28,401
                                                                                                                 ------------
                                                                                                                  183,023,041
                                                                                                                 ------------
LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                        51,007
                              Payable for investment securities purchased......                                       609,000
                              Payable for futures variation margin--Note 4(a)...                                        3,150
                              Accrued expenses.................................                                        78,053
                                                                                                                 ------------
                                                                                                                      741,210
                                                                                                                 ------------
NET ASSETS.....................................................................                                  $182,281,831
                                                                                                                 ============
REPRESENTED BY:               Paid-in capital..................................                                  $143,489,348
                              Accumulated undistributed investment income--net..                                      555,317
                              Accumulated net realized gain (loss) on investments                                   2,750,931
                              Accumulated net unrealized appreciation (depreciation)
                                on investments [including ($85,275) net unrealized
                                (depreciation) on financial futures]--Note 4(b).                                   35,486,235
                                                                                                                 ------------
NET ASSETS.....................................................................                                  $182,281,831
                                                                                                                 ============
SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized)................                                     8,502,639


NET ASSET VALUE, offering and redemption price per share--Note 3(d).............                                       $21.44
                                                                                                                       ======

                       See notes to financial statements.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Operations              Six Months Ended April 30, 1997 (Unaudited)


INVESTMENT INCOME

INCOME:                       Cash dividends (net of $308 foreign taxes
                                 withheld at source)...........................                 $1,352,741
                              Interest.........................................                    142,001
                                                                                                ----------
                                   Total Income................................                                 $ 1,494,742


EXPENSES:                     Management fee--Note 3(a).........................                   358,714
                              Shareholder servicing costs--Note 3(b)............                   130,209
                              Professional fees................................                     27,459
                              Directors' fees and expenses--Note 3(c)..........                     23,533
                              Registration fees................................                     17,948
                              Prospectus and shareholders' reports.............                     13,631
                              Loan commitment fees--Note 2......................                     1,049
                              Miscellaneous....................................                      7,946
                                                                                                ----------
                                   Total Expenses..............................                    580,489
                              Less--reduction in management fee due to
                                undertaking--Note 3(a)..........................                  (124,490)
                                                                                                ----------
                                   Net Expenses................................                                     455,999
                                                                                                                -----------
INVESTMENT INCOME--NET..........................................................                                  1,038,743
                                                                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                              Net realized gain (loss) on investments..........                 $2,728,257
                              Net realized gain (loss) on financial futures....                    448,290
                                                                                                ----------
                                   Net Realized Gain (Loss)....................                                   3,176,547
                              Net unrealized appreciation (depreciation) on investments
                                (including ($41,775) net unrealized (depreciation) on
                                financial futures).............................                                   7,073,930
                                                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................                                  10,250,477
                                                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                                  $11,289,220

                                                                                                                ===========


                       See notes to financial statements.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                        Six Months Ended
                                                                                         April 30, 1997        Year Ended
                                                                                           (Unaudited)      October 31, 1996
                                                                                        ----------------    ----------------
OPERATIONS:
  Investment income--net................................................                   $  1,038,743        $  2,191,854
  Net realized gain (loss) on investments..............................                       3,176,547           7,900,741
  Net unrealized appreciation (depreciation) on investments............                       7,073,930          11,691,375
                                                                                           ------------        ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations..                      11,289,220          21,783,970
                                                                                           ------------        ------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net................................................                     (2,236,912)         (1,926,246)
  Net realized gain on investments.....................................                      (8,243,435)         (5,586,113)
                                                                                           ------------        ------------
      Total Dividends..................................................                     (10,480,347)         (7,512,359)
                                                                                           ------------        ------------
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold........................................                      36,846,597          65,932,645
  Dividends reinvested.................................................                       9,015,232           6,623,156
  Cost of shares redeemed..............................................                     (35,375,382)        (38,822,556)
                                                                                           ------------        ------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions                      10,486,447          33,733,245
                                                                                           ------------        ------------
        Total Increase (Decrease) in Net Assets........................                      11,295,320          48,004,856

NET ASSETS:
  Beginning of Period..................................................                     170,986,511         122,981,655
                                                                                           ------------        ------------
  End of Period........................................................                    $182,281,831        $170,986,511
                                                                                           ============        ============
Undistributed investment income--net....................................                   $    555,317        $  1,753,486
                                                                                           ------------        ------------
                                                                                              Shares              Shares
                                                                                           ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold..........................................................                       1,699,988           3,243,154
  Shares issued for dividends reinvested...............................                         428,888             350,989
  Shares redeemed......................................................                      (1,644,860)         (1,913,500)
                                                                                           ------------        ------------
      Net Increase (Decrease) in Shares Outstanding....................                         484,016           1,680,643
                                                                                           ============        ============



                       See notes to financial statements.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                Six Months Ended
                                                 April 30, 1997               Year Ended October 31,
                                                                   --------------------------------------------
PER SHARE DATA:                                    (Unaudited)      1996      1995      1994      1993     1992
                                                   ----------      ------    ------    ------    ------   ------
   Net asset value, beginning of period.......       $21.32        $19.40    $17.14    $17.63    $15.02   $13.69
                                                     ------        ------    ------    ------    ------   ------
   Investment Operations:
   Investment income--net......................         .12           .28       .29       .26       .30      .17
   Net realized and unrealized gain (loss)
      on investments..........................         1.27          2.81      3.00       .08      2.83     1.29
                                                     ------        ------    ------    ------    ------   ------
   Total from Investment Operations...........         1.39          3.09      3.29       .34      3.13     1.46
                                                     ------        ------    ------    ------    ------   ------
   Distributions:
   Dividends from investment income--net.......        (.27)         (.30)     (.28)     (.27)     (.27)    (.08)
   Dividends from net realized gain on investments    (1.00)         (.87)     (.75)     (.56)     (.25)    (.05)
                                                     ------        ------    ------    ------    ------   ------
   Total Distributions........................        (1.27)        (1.17)    (1.03)     (.83)     (.52)    (.13)
                                                     ------        ------    ------    ------    ------   ------
   Net asset value, end of period.............       $21.44        $21.32    $19.40    $17.14    $17.63   $15.02
                                                     ======        ======    ======    ======    ======   ======
TOTAL INVESTMENT RETURN.......................         6.62%(1)     16.65%    20.78%     1.89%    21.22%   10.69%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets....          .25%(1)       .50%      .50%      .40%      .09%     --
   Ratio of net investment income
      to average net assets...................          .57%(1)      1.49%     1.80%     1.68%     1.97%    2.22%
   Decrease reflected in above expense ratios
      due to undertakings by Dreyfus..........          .07%(1)       .17%      .35%      .43%      .77%    1.17%
   Portfolio Turnover Rate....................         5.10%(1)     14.66%    20.46%    19.81%    16.80%   16.31%
   Average commission rate paid(2)............       $.0360        $.0338       --        --        --       --
   Net Assets, end of period (000's Omitted)..     $182,282      $170,987  $122,982   $75,404   $65,690  $45,989

----------------
(1) Not annualized.
(2) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                       See notes to financial statements.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:
     Dreyfus MidCap Index Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's Manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the Fund's index manager. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

     (a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

     (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

     (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:
     The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended April 30, 1997, the Fund did not borrow under the Facility.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3--Management Fee and Other Transactions With Affiliates:
     (a) Pursuant to the provisions of a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .395 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity, an affiliate of Dreyfus, a fee of .095 of 1% of the value of the Fund's average daily net assets. Dreyfus has undertaken from November 1, 1996 through October 31, 1997, to reduce the management fee paid by the Fund exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, and to assume all expenses in excess of an annual rate of .50 of 1% of the value of the Fund's average daily net assets.

     During the period ended April 30, 1997, pursuant to the undertaking, Dreyfus waived $124,490 of its management fee. In addition, Mellon Equity has agreed to pay Boston Safe Deposit and Trust Company for custodian services provided to the Fund.

     (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 1997, the Fund was charged an aggregate of $88,903 pursuant to the Shareholder Services Plan.

     The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services to the Fund. Such compensation amounted to $16,699 during the period ended April 30, 1997.

     (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

     (d) A 1% redemption fee is charged on certain redemptions of Fund shares (including redemptions through use of the Exchange Privilege) where the shares being redeemed were issued subsequent to a specified effective date and the redemption or exchange occurs within a six-month period following the date of issuance. During the period ended April 30, 1997, redemption fees amounted to $2,177.

NOTE 4--Securities Transactions:
     (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 1997 amounted to $19,839,211 and $8,992,399 respectively.

     The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 1997 and their related unrealized market depreciation are set forth in the Statement of Financial Futures.

     (b)  At  April  30,  1997,  accumulated  net  unrealized   appreciation  on
investments and financial futures was $35,486,235, consisting of $47,448,525 gross unrealized appreciation and $11,962,290 gross unrealized depreciation.

     At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION (Unaudited)

     For Federal tax purposes the Fund hereby designates $.75 per share as a long-term capital gain distribution of the $1.265 per share paid on December 19, 1996.

     The Fund also designates 87.83% of the ordinary dividends paid during the fiscal year ended April 30, 1997 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 1998 of the percentage applicable to the preparation of their 1997 income tax returns.

[LOGO]
Dreyfus MidCap Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Index Fund Manager
Mellon Equity Associates
500 Grant Street
Pittsburgh, PA 15258

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940







Printed in U.S.A.                      113SA974